Leases - Lease Cost and Other information (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Leases [Abstract]
Operating lease cost	$ 850	$ 4,352	$ 6,230	$ 3,651
Short-term lease cost	96	218	612	1,641
Total operating and short-term lease cost	946	4,570	6,842	5,292
Variable lease cost	876	1,582	991	348
Sublease income	(23)	(93)	(859)	(425)
Net lease cost	1,799	6,059	6,974	5,215
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	889	2,442	4,856	3,767
Leased assets obtained in exchange for new operating lease liabilities	$ 433	$ 23,723	$ 7,400	$ 1,349